INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2017	¥ 7,526	$ 1,084
2018	4,877	702
2019	3,460	498
2020	1,136	164
2021	¥ 1,136	$ 164